AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 15, 2006.

                                                             File Nos. 333-65118
                                                                       811-03859

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___              [ ]


                        Post-Effective Amendment No. 24               [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                               Amendment No. 25                       [X]


                        (Check Appropriate Box Or Boxes)

                            ------------------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
   (Address and Telephone Number of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)
                                 70 PINE STREET
                               NEW YORK, NY 10270
              (Address of Guarantor's Principal Offices)(Zip Code)
       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
            (Name and Address of Agent for Registrant and Depositor)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on September 29, 2006 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on                pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment




                                EXPLANATORY NOTE
         Designation of New Effective Date for Previously File Amendment

Post-Effective Amendment No. 23 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 24 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on July 3, 2006 and pursuant to Rule 485(a)(1) would have become effective on September 18, 2006.

Post-Effective Amendment 24 and Amendment No. 25 (collectively, the "Subsequent Amendments") are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 29, 2006 as the new date upon which the Amendments shall become effective.

Parts A, B, and C are Incorporated by Reference to Post-Effective Amendment No. 23 and Amendment No. 24, File Nos. 333-65118 and 811-03859, filed on July 3, 2006, Accession No. 0000950148-06-000068.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Acts Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 24 and 25; File Nos. 333-65118 and 811-03859, to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 15th day of September, 2006.


                                     VARIABLE SEPARATE ACCOUNT
                                     (Registrant)

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                     (Depositor)

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer




As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                     TITLE                           DATE
---------                                     -----                           ----
*JAY S. WINTROB                      Chief Executive Officer,             September 15, 2006
---------------------------------           & Director
Jay S. Wintrob                    (Principal Executive Officer)


*MARC H. GAMSIN                              Director                     September 15, 2006
---------------------------------
Marc H. Gamsin

*N. SCOTT GILLIS                      Senior Vice President,              September 15, 2006
---------------------------------    Chief Financial Officer &
N. Scott Gillis                              Director
                                  (Principal Financial Officer)


*JANA W. GREER                               Director                     September 15, 2006
---------------------------------
Jana W. Greer

*CHRISTOPHER J. SWIFT                        Director                     September 15, 2006
---------------------------------
Christopher J. Swift


*STEWART R. POLAKOV                   Senior Vice President               September 15, 2006
---------------------------------          & Controller
Stewart R. Polakov                 (Principal Accounting Officer)


/s/ MALLARY L. REZNIK                    Attorney-in-Fact                 September 15, 2006
---------------------------------
*Mallary L. Reznik

        American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 15th day of September, 2006.


                                        By: AMERICAN HOME ASSURANCE COMPANY


                                        By:  /s/ Robert S. Schimek
                                           -------------------------------------
                                           ROBERT S. SCHIMEK,
                                           SENIOR VICE PRESIDENT AND TREASURER


M. BERNARD AIDINOFF*                          Director             September 15, 2006
---------------------------------
M. BERNARD AIDINOFF

JOHN QUINLAN DOYLE*                    Director and President      September 15, 2006
---------------------------------
JOHN QUINLAN DOYLE

NEIL ANTHONY FAULKNER*                        Director             September 15, 2006
---------------------------------
NEIL ANTHONY FAULKNER

DAVID NEIL FIELDS*                            Director             September 15, 2006
---------------------------------
DAVID NEIL FIELDS

KENNETH VINCENT HARKINS*                      Director             September 15, 2006
---------------------------------
KENNETH VINCENT HARKINS

                                              Director             September 15, 2006
---------------------------------
CHARLES DANGELO

DAVID LAWRENCE HERZOG*                        Director             September 15, 2006
---------------------------------
DAVID LAWRENCE HERZOG

ROBERT EDWARD LEWIS*                          Director             September 15, 2006
---------------------------------
ROBERT EDWARD LEWIS

KRISTIAN PHILIP MOOR*                   Director and Chairman      September 15, 2006
---------------------------------
KRISTIAN PHILIP MOOR

WIN JAY NEUGER*                               Director             September 15, 2006
---------------------------------
WIN JAY NEUGER

ROBERT S. SCHIMEK*                      Director, Senior Vice      September 15, 2006
---------------------------------      President and Treasurer
ROBERT S. SCHIMEK

NICHOLAS SHAW TYLER*                          Director             September 15, 2006
---------------------------------
NICHOLAS SHAW TYLER

NICHOLAS CHARLES WALSH*                       Director             September 15, 2006
---------------------------------
NICHOLAS CHARLES WALSH

By: /s/ ROBERT S. SCHIMEK                 Attorney-in-Fact         September 15, 2006
    -----------------------------
    *ROBERT S. SCHIMEK